UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3459

Signature, Place, and Date of Signing:

 George Travers     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $273,714 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    20515   639305 SH       SOLE                   639305        0        0
AMERISTAR CASINOS INC          COM              03070Q101     3235   182035 SH       SOLE                   182035        0        0
ATWOOD OCEANICS INC            COM              050095108    18944   500630 SH       SOLE                   500630        0        0
BELO CORP                      COM SER A        080555105     2118   328880 SH       SOLE                   328880        0        0
CAESARS ENTMT CORP             COM              127686103     9855   864441 SH       SOLE                   864441        0        0
CALPINE CORP                   COM NEW          131347304     9072   549500 SH       SOLE                   549500        0        0
HCA HOLDINGS INC               COM              40412C101     5318   174770 SH       SOLE                   174770        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     8173  1271125 SH       SOLE                  1271125        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     5414   894820 SH       SOLE                   894820        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201     2876    81360 SH       SOLE                    81360        0        0
PEABODY ENERGY CORP            COM              704549104    10598   432218 SH       SOLE                   432218        0        0
SOUTHWEST AIRLS CO             COM              844741108    16762  1818020 SH       SOLE                  1818020        0        0
SUPERVALU INC                  COM              868536103    13121  2533068 SH       SOLE                  2533068        0        0
TENET HEALTHCARE CORP          COM              88033G100    20975  4002905 SH       SOLE                  4002905        0        0
TENNECO INC                    COM              880349105    18076   673985 SH       SOLE                   673985        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     8182   222585 SH       SOLE                   222585        0        0
US BANCORP DEL                 COM NEW          902973304    19606   609646 SH       SOLE                   609646        0        0
VIRGIN MEDIA INC               COM              92769L101    12538   514075 SH       SOLE                   514075        0        0
WELLS FARGO & CO NEW           COM              949746101    39220  1172859 SH       SOLE                  1172859        0        0
WESTERN UN CO                  COM              959802109    12040   714956 SH       SOLE                   714956        0        0
WESTLAKE CHEM CORP             COM              960413102    17076   326750 SH       SOLE                   326750        0        0